Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity Registrant Name	ELTEK LTD
Entity Central Index Key	0001024672
Current Fiscal Year End Date	--12-31